Stock Plan Activity (Detail) (Stock Awards, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Awards
Shares
Nonvested balance, beginning of year	281
Granted	104	110	132
Vested	(90)
Forfeited	(22)
Nonvested balance, end of year	273	281
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning of year	$ 23.91
Granted	$ 28.37	$ 24.60	$ 22.22
Vested	$ 24.49
Forfeited	$ 25.10
Nonvested balance, end of year	$ 25.50	$ 23.91